REINSURANCE	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
REINSURANCE	REINSURANCE
NER SPC and NER Ltd. are the reinsurers of the Company's operation. The reinsurance transactions are majorly structured as modco arrangements with reinsurance funds withheld.
The following table summarized the Company's reinsurance funds withheld, deposit liability, policyholders' account balances and embedded derivatives by accounting classification related to its reinsurance business.

AS AT DEC. 31, 2022 US$ MILLIONS	Deposit accounting	Interest sensitive investment type	Total
Asset
Reinsurance funds withheld, net	$1,603	$4,049	$5,652
Embedded derivatives	17	137	154

Liability
Policyholders' account balance	$—	$5,652	$5,652
Embedded derivatives	—	181	181
Deposit liability	1,657	—	1,657

AS AT DEC.31, 2021 US$ MILLIONS	Deposit accounting	Interest sensitive investment type	Total
Asset
Reinsurance funds withheld, net	$1,656	$3,164	$4,820
Embedded derivatives	(15)	(4)	(19)

Liability
Policyholders' account balance	$—	$4,487	4,487
Embedded derivatives		190	190
Deposit liability	1,682	—	1,682
The Company reinsures its business through a diversified group of reinsurers. However, the Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. The Company monitors trends in arbitration and any litigation outcomes with its reinsurers. Collectability of reinsurance balances are evaluated by monitoring ratings and evaluating the financial strength of its reinsurers.

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Premiums:
Direct premiums	$3,662	$1,017	$432
Reinsurance ceded	(651)	(1)	(1)
Net premiums	3,011	1,016	431

Claims and policyholder benefits:
Claims incurred and benefits paid	1,695	90	63
Reinsurance ceded	(384)	(18)	(25)
Net claims incurred and benefits paid	$1,311	$72	$38